FOR USE BY BANKS ONLY
               GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
               SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1996
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
        949/s030196BNK